Schedule I - Condensed Financial Information of Tops Holding II Corporation	12 Months Ended
Dec. 29, 2012
Schedule I - Condensed Financial Information of Tops Holding II Corporation

Schedule I

TOPS HOLDING II CORPORATION

CONDENSED FINANCIAL INFORMATION OF TOPS HOLDING II CORPORATION

(PARENT COMPANY ONLY)

CONDENSED BALANCE SHEETS

(Dollars in thousands)

	December 29, 2012	December 31, 2011
Assets
Investment in subsidiary	$(181,474)	$(58,293)

Total assets	$(181,474)	$(58,293)

Liabilities and Shareholders’ Deficit
Current liabilities:
Accrued expenses and other current liabilities	$1,798	$1,171

Total current liabilities	1,798	1,171

Total liabilities	1,798	1,171

Total shareholders’ deficit	(183,272)	(59,464)

Total liabilities and shareholders’ deficit	$(181,474)	$(58,293)

Schedule I

TOPS HOLDING II CORPORATION

CONDENSED FINANCIAL INFORMATION OF TOPS HOLDING II CORPORATION

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

(Dollars in thousands)

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Equity (loss) income from subsidiary	$(20,872)	$7,600	$(25,696)
Operating expenses:
Administrative expenses	(2,078)	(1,768)	(1,258)

Total operating expenses	(2,078)	(1,768)	(1,258)

(Loss) income before income taxes	(22,950)	5,832	(26,954)

Net (loss) income	(22,950)	5,832	(26,954)
Changes in postretirement benefit obligations	(2,309)	(925)	(471)

Comprehensive (loss) income	$(25,259)	$4,907	$(27,425)

Schedule I

TOPS HOLDING II CORPORATION

CONDENSED FINANCIAL INFORMATION OF TOPS HOLDING II CORPORATION

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in thousands)

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Net cash from operating activities	$—	$—	$—
Net cash from investing activities	—	—	—
Net cash from financing activities	—	—	—

Net change in cash and cash equivalents	—	—	—
Cash and cash equivalents-beginning of period	—	—	—

Cash and cash equivalents-end of period	$—	$—	$—